Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities
4.	Accrued Liabilities

Accrued expenses consisted of the following:

($ in thousands)	As of March 31, 2012	As of December 31, 2011
Salaries, bonuses and related benefits	$347	$493
Professional fees	206	215
Research and development expenses	232	653
Accrued milestones	1,950	1,500
Other	88	38

Total accrued expenses	$2,823	$2,899

Accrued milestones at March 31, 2012 include milestones due to OvaMed for $1.7 million and a milestone payment due to University College of London Business PLC, (“UCLB”) for $250,000.

5.	Accrued Liabilities

Accrued expenses consisted of the following:

	As of December 31,
($ in thousands)	2011	2010
Salaries, bonuses and related benefits	$493	$553
Professional fees	215	309
Research and development expenses	653	143
Accrued milestone	1,500	—
Other	38	32

Total accrued expenses	$2,899	$1,037